INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

11.   INVESTMENTS

Short-term investments

Short-term investments as of December 31, 2021 and 2022 consisted of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Investments in wealth management products	147,458,675	156,031,572	22,622,451
Time deposits	410,000,000	30,000,000	4,349,592
Total	557,458,675	186,031,572	26,972,043

Investments in equity securities with readily determinable fair values

Equity securities with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence.

Total unrealized and realized gains and losses of investments in equity securities in current assets for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Total net (losses) recognized	(27,272,299)	(9,195,509)	(2,622,450)	(380,219)
Less: Net realized gains(losses) on equity securities sold	2,314,688	(452,014)	11,294,390	1,637,533
Net unrealized (losses) recognized on equity securities held	(29,586,987)	(8,743,495)	(13,916,840)	(2,017,752)

Long-term investments

As at December 31, 2021 and 2022, long-term investments consisted of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd.	25,424,106	26,118,102	3,786,769
Other	10,787,859	8,495,562	1,231,741
Total equity method investments	36,211,965	34,613,664	5,018,510
Equity securities with readily determinable fair values	39,852,428	27,408,447	3,973,851
Equity securities without readily determinable fair values	6,233,255	9,826,143	1,424,657
Available-for-sale debt securities	106,493,137	103,706,206	15,035,986
Total	188,790,785	175,554,460	25,453,004

11.    INVESTMENTS (CONTINUED)

Equity securities with readily determinable fair values

Total unrealized and realized gains and losses of equity securities with readily determinable fair values included in long-term investments for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Total net (losses) gains recognized	(4,501,222)	15,623,340	(15,126,672)	(2,193,161)
Less: net realized gains on equity securities sold	4,746,032	14,058,448	—	—
Net unrealized (losses) recognized on equity securities held	(9,247,254)	1,564,892	(15,126,672)	(2,193,161)

Equity securities without readily determinable fair values

The equity investments without readily determinable fair value held as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Initial cost	3,523,212	51,523,212	7,470,164
Cumulative unrealized gains	2,710,043	302,931	43,921
Cumulative unrealized losses (including impairment)	—	(42,000,000)	(6,089,428)
Total carrying value	6,233,255	9,826,143	1,424,657

Available-for-sale debt securities

In April 2017, the Group acquired a 30% interest in Yibon for cash consideration of RMB103,701,474 in form of capital injection into the target company. The terms of investment in 30% equity interest in the ordinary shares of Yibon includes a contingent redemption clause if certain specified criteria are not met. As a result, the investment was accounted for as a cost method investment as the shares are not in-substance common stock prior to January 1, 2019. Along with the adoption of ASU 2016-01, the Group accounted it as equity securities without readily determinable fair values.

As of December 31, 2020, the performance period had elapsed and the criterion had been determined to be not met, therefore the Group has the option to require Yibon to redeem the investment at the Group’s discretion. Therefore, the Group reclassified it to available-for-sale debt security and recorded it at its fair value.

The holders of 70% of equity interest in Yibon had the right to exchange their equity interest in Yibon into the Company’s shares within a certain period after Yibon delivered an audited consolidated financial report for the year of 2019 in accordance with a formula using Yibon’s net profit achieved in the year of 2019 as calculation basis. Yibon recorded a net loss in 2019, as such, those holders were unable to exchange their equity interests in Yibon for the Company’s shares. No impairment were recorded for this investments during any of other presented periods.

11.    INVESTMENTS (CONTINUED)

Short-term and long-term debt securities as of December 31, 2021 and 2022 were shown as below:

	As of December 31, 2021
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB

Investments in wealth management products	147,458,675	—	—	—	—	147,458,675
Available-for-sale debt securities of Yibon	103,701,474	2,791,663	—	—	—	106,493,137

	As of December 31, 2022
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB

Investments in wealth management products	156,031,572	—	—	—	—	156,031,572
Available-for-sale debt securities of Yibon	103,701,474	2,791,663	(2,786,931)	—	—	103,706,206